RECURRING FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Carrying value at beginning		$ 116,162,473
U S Treasury Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Carrying value at beginning	$ (0)	(0)
Amortization of interest income through the settlement date	(0)	(0)
Settlement	(0)	(0)
Investment in Treasury Securities	116,180,658	(0)
Amortization of interest income		(0)
Interest income earned on Treasury Funds through June 30, 2021	1,122
Carrying value at ending	116,181,780	(0)
U S Money Market [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Carrying value at beginning	658	379
Amortization of interest income through the settlement date	(0)	(0)
Settlement	116,180,000	116,170,000
Investment in Treasury Securities	(116,180,658)	(116,169,721)
Amortization of interest income		(0)
Interest income earned on Treasury Funds through June 30, 2021	(0)
Carrying value at ending	(0)	658
US Treasury Securities [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Carrying value at beginning	116,175,933	116,162,094
Amortization of interest income through the settlement date	4,067	7,906
Settlement	(116,180,000)	(116,170,000)
Investment in Treasury Securities	(0)	116,169,721
Amortization of interest income		6,212
Interest income earned on Treasury Funds through June 30, 2021	(0)
Carrying value at ending	$ (0)	$ 116,175,933